Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000249911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV)
Without Sales Load [Member] | C000249911
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%	0.53%	1.86%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return, Percent	5.39%	(0.69%)	1.11%